Advances to suppliers net (Tables)	6 Months Ended
Mar. 31, 2025
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	March 31,	September 30,
	2025	2024
Advances to suppliers:	(unaudited)
Lishui Zhelin Trading Co., Ltd	$32,808,921	$33,994,029
Jingning Liannong Trading Co., Ltd	18,073,928	24,023,751
Zhongjin Boda (Hangzhou) Industrial Co., Ltd	17,638,872	24,224,806
Qingyuan Nongbang Mushroom Industry Co., Ltd	16,610,303	18,579,142
Ningbo Runcai Supply Chain Management Co., Ltd	15,847,424	21,214,781
Others	263,183	91,252
Total	$101,242,631	$122,127,761
Less: Allowance for doubtful accounts	-	-
Advances to suppliers, net	$101,242,631	$122,127,761